Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Technical operations and development expenses (Details) - Technical operations and development expenses - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Income Statement [Line Items]
Personnel costs	€ 6,386	€ 5,712	€ 3,531
Depreciation and amortization	2,224	1,259	445
Data processing costs	832	1,364	353
Office expenses	252	166	114
Other	68	63	48
Capitalized development costs	(2,567)	(2,136)	(1,186)
Total technical operations and development expenses	€ 7,195	€ 6,428	€ 3,305